EQUITY INVESTMENTS - Narrative Variable Interest Entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Assets serving as collateral	$ 376,272	$ 1,002,009
Liabilities	$ 664,637	997,367
SPML Land, Inc.
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	40.00%
Ownership by employees	60.00%
Assets serving as collateral	$ 18,500	24,700
Liabilities	$ 3,000	$ 4,800